Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Premium Class - Return Before Taxes
	Dec. 30, 2023
Average Annual Return:
Past 1 year	0.95%
Past 5 years	0.78%
Since Inception	0.61%	[1]

[1]	AFrom April 6, 2015.